Related Party Transactions (Details) - Schedule of Due From Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Mr. Hengfang Li [Member]
Related Party Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due to related parties	$ 746,196	$ 208,225